18. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS: Schedule of Cash Flow, Supplemental Disclosures (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 204,598	$ 139,397
Non-cash activity
Stock issued for professional services Maxim Group and Directors	$ 1,659,301	$ 0